Long-Lived Assets Located at Respective Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets
Total consolidated assets	$ 293,224	$ 253,715
CHINA
Long-lived assets
PRC	259,685	219,467
UNITED STATES
Long-lived assets
Long-lived assets	28,338	29,173
Other Countries
Long-lived assets
Long-lived assets	$ 5,201	$ 5,075